As filed with the Securities and Exchange Commission on November 1, 2010

File No. 333-163831

United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

212-217-1100

(Area Code and Telephone Number)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Copies to: Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

Registrant has registered an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is being paid at this time.

It is proposed that this registration statement will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

This filing is being made solely for the purpose of adding an exhibit. No other part of the Registration Statement is amended or superseded hereby.

DOMINI SOCIAL INVESTMENT TRUST

This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registration Statement
(2)	Part C to the Registration Statement (including signature page)

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-163831) filed on December 18, 2009.

This Post-Effective Amendment is being filed solely to file Exhibit 12 to this Registration Statement on Form N-14, the final tax opinion.

PART C

OTHER INFORMATION

DOMINI SOCIAL INVESTMENT TRUST

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 30 of the most recently filed Registration Statement of Domini Social Investment Trust (the “Registrant”) on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos.
33-29180 and 811-05823), as filed with the Securities and Exchange Commission on November 24, 2009 (Accession No. 0001193125-09-241189), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)	Second Amended and Restated Agreement and Declaration of Trust	(3)
(1)(b)	Amendment to Declaration of Trust of the Registrant	(7)
(1)(c)	Amendment to Declaration of Trust of the Registrant with respect to the Domini EuroPacific Social Equity Fund and the Domini PacAsia Social Equity Fund	(8)
(1)(d)	Amendment to Second Amended and Restated Declaration of Trust (reflecting name change from Domini EuroPacific Social Equity Fund to Domini European PacAsia Social Equity Fund effective 11/30/2007)	(10)
(1)(e)	Amendment to Declaration of Trust of the Registrant with respect to the Class A shares and Institutional shares of the Fund effective 11/28/2008	(11)
(1)(f)	Amendment to Declaration of Trust of the Registrant with respect to Investor shares and Class A shares of the Domini International Social Equity Fund effective 11/27/2009	(13)
(1)(g)	Amendment to Declaration of Trust of the Registrant with respect to the Domini International Social Equity Fund, Domini European Social Equity Fund, and Domini PacAsia Social Equity Fund effective 11/27/2009	(14)
(2)	Amended and Restated By-Laws of the Registrant	(7)
(3)	Not applicable
(4)	Form of Agreement and Plan of Reorganization	(15)
(5)	Reference is made to Exhibits (1) and (2) hereof
(6)(a)	Management Agreement between the Registrant and Domini with respect to Domini European Social Equity Fund	(7)
(6)(b)	Amended and Restated Management Agreement between the Registrant and Domini with respect to the Domini PacAsia Social Equity Fund and the Domini EuroPacific Social Equity Fund	(8)
(6)(c)	Submanagement Agreement between Domini and Wellington Management Company, LLP, with respect to the Domini Social Equity Fund, Domini European Social Equity Fund, Domini PacAsia Social Equity Fund and Domini European PacAsia Social Equity Fund effective 11/28/2008	(11)
(6)(d)	Expense Limitation Agreement effective as of 11/27/2009 with respect to the Domini International Social Equity Fund, Domini European Social Equity Fund and Domini PacAsia Social Equity Fund	(14)
(6)(e)	Form of Expense Limitation Agreement	(16)
7(a)	Amended and Restated Distribution Agreement with respect to Investor Shares between the Registrant and DSIL Investment Services LLC (“DSILD”), as distributor	(7)

7(b)	Amended and Restated Distribution Agreement with respect to Investor Shares between the Registrant and DSILD	(8)
7(c)	Amended and Restated Distribution Agreement with respect to Investor Shares between the Registrant and DSILD	(12)
(8)	Not applicable
9(a)	Custodian Agreement between the Registrant and Investors Bank & Trust Company (“IBT”), as custodian	(1)
9(b)	Amendment to Custodian Agreement between the Registrant and IBT, as custodian	(4)
9(c)	Amendment to Custodian Agreement between the Registrant and IBT, as custodian	(5)
9(d)	Amendment to the Custodian Agreement between the Registrant and IBT, as custodian, effective as of 8/1/05	(7)
9(e)	Amendment to the Custodian Agreement between the Registrant and IBT, as custodian, effective as of 11/30/06	(8)
9(f)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company (the successor to IBT) effective as of 10/1/08	(11)
10(a)	Amended and Restated Distribution Plan of the Registrant with respect to Investor Shares	(5)
(10)(b)	Distribution Plan of the Registrant with respect to Class A shares	(11)
(10)(c)	Multiple Class Plan of the Registrant	(4)
(11)	Opinion of Counsel (legality of securities being offered)	(16)
(12)	Opinion as to tax matters and consent	(**)
13(a)	Transfer Agency Agreement between the Registrant and PNC Global Investment Servicing Inc. (formerly PFPC Inc. (“PNC”))	(6)
13(b)	Administration Agreement between the Registrant and Domini	(2)
13(c)	Administration Agreement between the Registrant and IBT dated as of 10/15/02	(8)
13(d)	Amendment dated as of 11/30/06 to the Administration Agreement between the Registrant and IBT	(8)
13(e)	Amendment to Transfer Agency Agreement between the Registrant and PNC effective as of 7/5/06	(9)
13(f)	Amendment to Transfer Agency Agreement between the Registrant and PNC, effective as of 9/5/07	(10)
13(g)	Shareholder Services Agreement between Registrant and Domini effective 6/2/08	(11)
(14)	Consent of Independent Registered Public Accounting Firm	(16)
(15)	Not applicable
(16)	Powers of Attorney	(16)
(17)(a)	Code of Ethics of the Registrant	(9)
(17)(b)	Code of Ethics of Domini and DSILD	(9)
(17)(c)	Code of Ethics of Wellington Management Company, LLP	(13)
(17)(d)	Forms of Proxy Card	(16)
(17)(e)	Prospectus and Statement of Additional Information for Investor Shares and Class A Shares of each of Domini International Social Equity Fund, Domini European Social Equity Fund and Domini PacAsia Social Equity Fund dated November 27, 2009	(16)
(17)(f)	Annual Report of each of Domini International Social Equity Fund, Domini European Social Equity Fund and Domini PacAsia Social Equity Fund for the fiscal year ended July 31, 2009	(16)

(1)	Previously filed. Incorporated herein by reference from the exhibits filed in Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A (File No. 33-29180) as filed with the Securities and Exchange Commission (the “SEC”) on November 23, 1999 (Accession No. 0000929638-99-000342).

(2)	Previously filed. Incorporated herein by reference from the exhibits filed in Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 33-29180) as filed with the SEC on November 28, 2000 (Accession No. 0000950130-00-006360).

(3)	Previously filed. Incorporated herein by reference from the exhibits filed in Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 33-29180) as filed with the SEC on September 28, 2001 (Accession No. 0000950109-01-503948).

(4)	Previously filed. Incorporated herein by reference from the exhibits filed in Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-29180) as filed with the SEC on September 29, 2003 (Accession No. 0000929638-03-000138).

(5)	Previously filed. Incorporated herein by reference from the exhibits filed in Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 33-29180) as filed with the SEC on November 26, 2003 (Accession No. 0000950136-03-002932).

(6)	Previously filed. Incorporated herein by reference from the exhibits filed in Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 33-29180) as filed with the SEC on September 29, 2004 (Accession No. 0000950136-04-003164).

(7)	Previously filed. Incorporated herein by reference from the exhibits filed in Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File No. 33-29180) as filed with the SEC on August 29, 2005 (Accession No. 0000950136-05-005501).

(8)	Previously filed. Incorporated herein by reference from the exhibits filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File No. 33-29180) as filed with the SEC on September 11, 2006 (Accession No. 0000950136-06-007598).

(9)	Previously filed. Incorporated herein by reference from the exhibits filed in Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File No. 33-29180) as filed with the SEC on September 20, 2007 (Accession No. 0000950136-07-006527).

(10)	Previously filed. Incorporated herein by reference from the exhibits filed in Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File No. 33-29180) as filed with the SEC on November 19, 2007 (Accession No. 0000950136-07-007952).

(11)	Previously filed. Incorporated herein by reference from the exhibits filed in Post Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 33-29180) as filed with the SEC on September 26, 2008 (Accession No. 0000950123-08-011420).

(12)	Previously filed. Incorporated herein by reference from the exhibits filed in Post Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 33-29180) as filed with the SEC on November 26, 2008 (Accession No. 0000950123-08-016565).

(13)	Previously filed. Incorporated herein by reference from the exhibits filed in Post Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File No. 33-29180) as filed with the SEC on September 8, 2009 (Accession No. 0001193125-09-188447).

(14)	Previously filed. Incorporated herein by reference from the exhibits filed in Post Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-29180) as filed with the SEC on November 24, 2009 (Accession No. 0001193125-09-241189).
(15)	Previously filed. Incorporate herein by reference from Exhibit A to combined Proxy Statement/Prospectus incorporated by reference in Part A of this Registration Statement
(16)	Previously filed. Incorporate herein by reference the exhibits filed in the Registrant’s initial Registration Statement on Form N-14 (File No. 333-163831) on December 18, 2009. (Accession No. 0001193125-09-255837).
(**)	Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganizations contemplated by this Registration Statement on Form N-14.

(4) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 1st day of November, 2010.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy L. Thornton
Name: Amy L. Thornton Title: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on November 1, 2010.

Signature	Title

/s/ Amy L. Thornton Amy L. Thornton	President (Principal Executive Officer) and Trustee of Domini Social Investment Trust

/s/ Carole M. Laible Carole M. Laible	Treasurer (Principal Accounting and Financial Officer) of Domini Social Investment Trust

Julia Elizabeth Harris* Julia Elizabeth Harris	Trustee

Kirsten S. Moy* Kirsten S. Moy	Trustee

Gregory A. Ratliff* Gregory A. Ratliff	Trustee

John L. Shields* John L. Shields	Trustee

*By	/s/ Amy L. Thornton
Amy L. Thornton

Executed by Amy L.
Thornton on behalf of
those indicated pursuant to
Power of Attorney.

EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.	Description
(12)	Opinion as to tax matters and consent